(Loss)/ Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2024
(Loss)/ Earnings Per Common Share [Abstract]
Calculation of Basic and Diluted (Loss)/Earnings per Share

The components of the calculation of basic and diluted (loss)/earnings per share for the years ended December 2022, 2023 and 2024 are as follows:

	Year Ended December 31,
	2022	2023	2024
Net Income	18,948	6,066	5,034
Less: Deemed dividend equivalents on preferred shares related to redemption value	(14,400)	-	-
Less: Dividends of preferred shares	(12,390)	(6,010)	-
Less: Deemed dividend on warrant inducement	(1,345)	-	-
Less: Deemed dividend on Series E Shares conversion	-	(22,426)	-
(Loss)/Net Income attributable to common shareholders	(9,187)	(22,370)	5,034

(Loss)/Earnings per share:
Weighted average common shares outstanding, basic and dilutive	252,815	1,798,761	4,626,197
(Loss)/Earnings per share, basic and diluted	(36.34)	(12.44)	1.09